Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Loans and Borrowings

14	Loans and borrowings

	2021	2020
(in $ millions)	$	$
Non-current
Bank loans	55	91
Term loan	1,875	—
Lease liabilities	101	20

	2,031	111

Current
Bank loans	83	121
Term loan	39	—
Lease liabilities	22	19

	144	140

A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $247 million
(2020: $294 million) (see Note 5).
During the year ended Dec 31, 2021, the Group entered into term loan financing of
 $2,000 million secured against assets of the Company and certain subsidiaries. These assets include intellectual property, bank accounts, receivables, property and any proceeds from the sale or disposal of these assets. The term loan facility matures in January 2026 and requires quarterly principal payments of 0.25%
of the original principal amount per quarter, with any remaining balance payable in January 2026. The term loan credit agreement contains certain affirmative and negative covenants applicable to Grab and certain of Grab’s subsidiaries, including, among other things, restrictions on indebtedness, liens, and fundamental changes.

The term loan interest coupon is based on a choice of a variable benchmark rate subject to a floor (see Note 14(i) for the interest rate set based on contractual terms).
The Group has borrowings denominated in Singapore Dollars (“SGD”), Malaysian Ringgit (“MYR”), Indonesian Rupiah (“IDR”) and Thailand Baht (“THB”).
i)	Terms and debt repayment schedule
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
		%		$
2021
Bank loans	SGD	1.5% to 2.16%	2022-2026	77
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	11
Bank loans	MYR	3.09%	2022-2024	8
Bank loans	IDR	2.48% to 11.5%	2022-2025	15
Bank loans	IDR	COF* + 1.75% to 2.00%	2022-2025	12
Bank loans	THB	COF* + 7.0%	2022	15
Term loan	USD	5.5% ( based on contractual terms)	2026	1,914
Lease liabilities	Multiple	1.85% to 11%	2022-2037	123

				2,175

2020
Bank loans	SGD	1.82% to 2.16%	2021-2026	110
Bank loans	SGD	COF* + 0.85% to 1.1%	2021-2025	29
Bank loans	MYR	3.09%	2021-2024	12
Bank loans	IDR	2.48% to 11.5%	2021-2025	36
Bank loans	IDR	COF* + 1.75% to 2.00%	2021-2025	21
Bank loans	THB	COF* + 7.0%	2021	4
Lease liabilities	Multiple	1.85% to 11%	2021-2030	39

				251

*	cost of funds

ii)	Breach of loan covenant
The Group has bank loans in Indonesia with carrying amounts as at December 31, 2021 of $20 million (2020: $39 million) which are repayable within 4 years. These loans which are secured against motor vehicles contain financial covenants which include debt service coverage ratios and net-worth based measures which have been breached in 2021 (and were breached in 2020).
The outstanding balances of these loans are therefore presented as current liabilities. However, the lenders have provided written acknowledgements that the loans are in good standing and it is not their intention to call the loans on demand. The banks have not requested early repayment of these loans as of the date of approval of these consolidated financial statements by the Board of Directors.

iii)	Financial risk management
Information about the exposure of loans and borrowings to relevant financial risks (interest rate, foreign currency and liquidity risk) is disclosed in Note 25.
iv)	Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$
Balance at January 1, 2021	10,767	212	—	39	3,850	14,868
Changes from financing cash flows
Proceeds from issuance of CRPS	436	—	—	—	27	463
Proceeds from bank loans	—	60	1,920	—	—	1,980
Payment of bank loans	—	(151)	(25)	—	—	(176)
Payment of lease liabilities	—	—	—	(24)	—	(24)
Interest paid	—	(23)	(83)	(2)	—	(108)
Total changes from financing cash flows	436	(114)	1,812	(26)	27	2,135
Effect of changes in foreign exchange rates	—	(3)	(1)	(1)	—	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	—	106	—	106
Derecognition of lease liabilities	—	—	—	*	—	*
Secured bank loans for asset acquisition	—	20	—	—	—	20
Interest expense	1,570	23	103	5	—	1,701
CRPS converted to GHL ordinary shares	(12,773)	—	—	—	(3,877)	(16,650)
Total liability-related other changes	(11,203)	43	103	111	(3,877)	(14,823)
Balance at December 31, 2021	—	138	1,914	123	—	2,175

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$

Balance at January 1, 2020	8,256	296	—	49	3,552	12,153
Changes from financing cash flows
Proceeds from issuance of CRPS	1,091	—	—	—	298	1,389
Proceeds from bank loans	—	8	—	—	—	8
Payment of bank loans	—	(106)	—	—	—	(106)
Payment of lease liabilities	—	—	—	(30)	—	(30)
Interest paid	—	(14)	—	(3)	—	(17)

Total changes from financing cash flows	1,091	(112)	—	(33)	298	1,244

The effect of changes in foreign exchange rates	—	(3)	—	1	—	(2)

Other changes
Liability-related
Issuance of CRPS	4	—	—	—	—	4
Recognition of lease liabilities	—	—	—	24	—	24
Derecognition of lease liabilities	—	—	—	(5)	—	(5)
Secured bank loans for asset acquisition	—	17	—	—	—	17
Interest expense	1,416	14	—	3	—	1,433
Total liability-related other changes	1,420	31	—	22	—	1,473

Balance at December 31, 2020	10,767	212	—	39	3,850	14,868